BASIS OF CONSOLIDATION AND INVESTMENTS	12 Months Ended
Dec. 31, 2021
BASIS OF CONSOLIDATION AND INVESTMENTS

11.	BASIS OF CONSOLIDATION AND INVESTMENTS

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2021, and 2020 include the following direct and indirect subsidiaries, associates, joint ventures, and joint operations, as well as the exclusive funds, as follows:

	Number of shares held by CSN in units	Equity interests (%)
Companies		12/31/2021	12/31/2020	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Inova Ventures	50,000	100.00	100.00	Equity interests and Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)		100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios Nacional S.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil (1)	71,171,281	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	555,142,354	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Mineração S.A.(2)	4,374,779,493	78.24	87.52	Mining
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A. (3)	510,726,198	92.71	92.38	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
CSN Inova Ltd.	10,000	100.00	100.00	Advisory and implementation of new development project
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,669,986	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos S.A.(4)	385,666,665	99.99	90.00	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A. (5)	1,000	100.00		Electric power generation and equity interests
CSN Inova Soluções S.A. (5)	999	99.99		Equity interests
CSN Participações I (6)	999	99.99		Equity interests
CSN Participações II (6)	999	99.99		Equity interests
CSN Participações III (6)	999	99.99		Equity interests
CSN Participações IV (6)	999	99.99		Equity interests
CSN Participações V (6)	999	99.99		Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.99	99.99	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.99	99.99	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L		78.24	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		78.24	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		78.24	87.52	Commercial representation
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		78.24	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products
CSN Cimentos S.A.(4)			10.00	Manufacturing and sale of cement
Elizabeth Cimentos S.A.(7)		99.98		Manufacturing and sale of cement
Elizabeth Mineração Ltda (7)		99.96		Mining
Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (8)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
Transnordestina Logística S.A. (9)	24,670,093	47.26	47.26	Railroad logistics
Equimac S.A	1,395	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (6)		14.58	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A. (10)	57,224,882	20.00	20.00	Metallurgy and Equity interests

Exclusive funds: full consolidation
Diplic II - Private credit balanced mutual fund		100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund		100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund		100.00	100.00	Investment fund

(*) Dormant companies.

1.	On November 22, 2021, a capital increase was approved for Companhia Florestal do Brasil in the total amount of R$ 3,404, through the issuance of 4,816,890 new shares, and CSN now holds 71,171,281 common shares (in December 2020 it held 66,354,391).

2.	On February 17, 2021, CSN Mineração S.A.'s shares were split, in the proportion of 1:30, and CSN now holds 4,752,584,400 shares. Subsequently, the public distribution of a percentage of these shares was approved, leading to a decrease in CSN's participation, which now holds 4,374,779,493 shares (note 11.c). On December 31, 2020, CSN held 158,419,480 shares in CSN Mineração S.A.

3.	On March 23, 2021, the capital increase in FTL - Ferrovia Transnordestina Logística S.A. ("FTL") in the total amount of R$10,860, through the issuance of 24,133,368 new shares, which were subscribed and paid up by CSN, which now holds 510,726,198 common shares. On December 31, 2020, CSN held 486,592,830 common shares of FTL.

4.	On January 31, 2021, CSN subscribed shares in the capital increase of CSN Cimentos S.A., which were paid up through the transfer of assets, liabilities, property, rights and obligations that made up the activities of CSN's cement segment. As a result, the number of shares held by CSN increased, to a total of 2,956,094,581 common shares (see note 11.c). On May 14, 2021, CSN Cimentos S.A.'s shares were split into 8.868283773:1, and CSN now holds 333,333,333 common shares. On August 31, 2021, after approval of the capital increase in CSN Cimentos S.A., CSN now holds 366,666,665 shares. On September 9, 2021, there was a capital increase in CSN Cimentos, with the issuance of new shares, thus CSN now holds 381,666,665 common shares. On November 10, 2021, upon approval of the capital increase and issuance of 4,000,000 new shares of CSN Cimentos S.A., CSN now holds 385,666,665 common shares. As of December 31, 2020, CSN held 90 shares in CSN Cimentos S.A..

5.	Berkeley Participações e Empreendimentos S.A. was acquired on May 10, 2021, and Fremont Empreendimentos e Participações S.A. was acquired on June 30, 2021, under a share purchase agreement signed on that same date. On August 2, 2021, the name of Fremont Empreendimentos e Participações S.A was changed to CSN Inova Soluções S.A.

6.	On November 03, 2021, CSN together with Companhia Florestal do Brasil, established five new companies with the following corporate names: CSN Participações I, CSN Participações II, CSN Participações III, CSN Participações IV and CSN Participações V., all of which have the purpose of participating in the capital stock of other companies.

7.	On August 31, 2021, the subsidiary CSN Cimentos acquired control of Elizabeth Cimentos S.A and Elizabeth Mineração Ltda. (see note 4).

8.	On December 31, 2021, and December 31, 2020, the Company directly held 63,377,198 shares, of which 26,611,282 were common shares and 36,765,916 preferred shares, and its direct subsidiary CSN Mineração S.A. held 63,338,872 shares, of which 25,802,872 were common shares and 37,536,000 preferred shares, in MRS Logística S.A.

9.	On December 31, 2021, and 2020, the Company held 24,670,093, of which 24,168,304 were common shares and 501,789 were Class B preferred shares, of the company Transnordestina Logística S.A.

10.	On December 24, 2021, a capital increase was approved for Arvedi Metalfer Do Brasil S.A. Through the increase, CSN subscribed 8,150,000 new shares, and now holds 57,224,882 common shares. As of December 31, 2020, CSN held 49,074,882 shares of Arvedi Metalfer do Brasil S.A.

11.a)	Investments in joint ventures, joint operations, associates and other investments

The number of shares, the balances of assets and liabilities, shareholders’ equity and the profit / (loss) amounts for the year in those investees are as follows:

				12/31/2021				12/31/2020
Companies	Participation in				Participation in
	Assets	Liabilities	Shareholders’ equity	Profit / (Loss ) for the period	Assets	Liabilities	Shareholders’ equity	Profit / (Loss ) for the period
Joint-venture e Joint-operation
MRS Logística S.A.	5,046,851	3,240,312	1,806,539	260,622	4,175,249	2,567,882	1,607,367	160,371
Fair Value - MRS Logística S.A.			410,144	(11,747)			421,888	(11,747)
CBSI - Companhia Brasileira de Serviços de Infraestrutura
Transnordestina Logística S.A. (*)	4,885,994	3,771,760	1,114,234	(45,870)	4,657,691	3,497,587	1,160,104	(28,952)
Fair Value (*) - Transnordestina			271,116				271,116
Equimac S.A.	20,155	11,727	8,428	(608)	7,536	301	7,235	(329)
	9,953,000	7,023,799	3,610,461	202,397	8,840,476	6,065,770	3,467,710	119,343
Associates
Arvedi Metalfer do Brasil	46,739	25,198	21,541	3,265	40,528	32,490	8,038	(6,765)
	46,739	25,198	21,541	3,265	40,528	32,490	8,038	(6,765)
Classified at fair value through profit or loss (note 12 I)
Panatlântica			190,321				59,879
			190,321				59,879

Eliminations				(41,568)				(30,856)

Other Investiments
Others			27,324	18,410			279	(9,967)
			27,324	18,410			279	(9,967)
Total Investiments			3,849,647				3,535,906
Total Equity in results of affiliated companies				182,504				71,755
Investiments properties			162,181				159,874
Total Investments			4,011,828				3,695,780

(*) As of December 31, 2021, and December 31, 2020, the net balance of R$271,116 refers to the Fair Value generated by the loss of control of Transnordestina Logística SA in the amount of R$659,105 and impairment of R$387,989.

11.b)	Changes in investments in subsidiaries, jointly controlled companies, joint operations, associates, and other investments

		Consolidated
	12/31/2021	12/31/2020

Opening balance of investments (assets)	3,535,906	3,482,974
Capital increase and (Decrease)/acquisition of shares(1)	58,178	3,400
Dividends (2)	(61,898)	(82,642)
Comprehensive income (3)	453	6,895
Update of shares measured at fair value through profit or loss (Note 15 II)	109,254	12,579
Equity in results of affiliated companies (6)	219,508	124,324
Amortization of fair value - investment MRS	(11,747)	(11,747)
Others	(7)	123
Closing balance of investments (assets)	3,849,647	3,535,906

1.	In January 2021 a capital increase was made in the subsidiary CSN Cimentos, resulting from the payment by CSN of net assets comprising certain assets and liabilities (see note 11.c). In 2021, through CSN Inova Ventures, strategic investments were made in startups, as follows: 2D Materials, H2Pro Ltda., 1S1 Energy, Traive INC., OICO Holdings, and Clarke Software, with total investments of US$ 4,950, corresponding to R$27,040.In August 2021 Panatlântica increased its capital through Profit Reserves, CSN received the bonus of shares in the amount of R$21,187. In December 2021 there was a capital increase in Arvedi Metalfer, and on this occasion CSN subscribed and paid in the amount of R$8,150.

2.	In 2021, refers mainly to dividends from the subsidiary CSN Mineração S.A. in the amount of R$2,984,155 (R$2,437,482 at December 31, 2020).

3.	Refers to the translation into the reporting currency of investments abroad whose functional currency is not the Brazilian Real, actuarial gain/(loss) and reflection and hedge of investments reflecting investments accounted for under the equity method.

4.	The reconciliation of the equity in earnings of companies with shared control classified as joint ventures and associates and the amount presented in the income statement is presented below and results from the elimination of the results of CSN's transactions with these companies:

		Consolidated
	12/31/2021	12/31/2020

Equity in results of affiliated companies
MRS Logística S.A.	260,622	160,370
Transnordestina Logística S.A.	(45,870)	(28,952)
Arvedi Metalfer do Brasil S.A.	3,265	(6,765)
Equimac S.A.	(608)	(329)
Others	2,099
	219,508	124,324
Eliminations
To cost of sales	(62,982)	(46,751)
To taxes	21,414	15,895
Others
Amortizated at fair value - Investment in MRS	(11,747)	(11,747)
Others	16,311	(9,966)
Equity in results	182,504	71,755

11.c)	Additional information on operational subsidiaries based in Brazil and abroad

·      CSN Cimentos S.A

The cement operations began in May 2009 with a crushing unit in Volta Redonda/RJ, motivated by the synergy between that activity and the generation of slag produced in our blast furnaces in the Presidente Vargas steel plant (“UPV”), a material used as raw material in the production of cement. Located within the UPV premises, in Volta Redonda/RJ, that business unit has an annual capacity of 2.4 million tons of cement type CP-III.

In 2011, our self-production of clinker was initiated after the installation of a furnace in Arcos/MG, with a daily capacity of 2,500 tons, using calcitic limestone extracted in the Bocaina mine, existing in the same location that also supplies steel limestone to UPV. The clinker produced is primarily loaded by rail to our cement plant in Volta Redonda/RJ.

In 2015, the unit in Arcos/MG stared its production of cement with the installation of two vertical crushers with an annual capacity of 2.3 million tons, rising our annual installed capacity to 4.7 million tons. In 2016 a second production line of clinker was assembled, with a furnace for 6,500 tons per day reaching full independence for clinker in the production of cement.

The production in Arcos is primarily of cement type CP-II, basically composed of clinker, slag, limestone and plaster, and the composition of those materials varies depending on the intendent final product. Also, in Arcos, there is extraction of limestone and dolomite destined to UPV.

After the acquisition of Elizabeth Cimentos and Elizabeth Mineração, the cement segment has a production capacity of 6.0 million tons per year. When CADE approves the acquisition of LafargeHolcim and concludes the transaction, production capacity will be 16.3 million tons per year (note 11.h).

a) Drop down - Cement

The cement activities had been carried out as a business unit of CSN and, recently, the Company chose to segregate these activities to a subsidiary called CSN Cimentos. This segregation was approved at an Extraordinary General Meeting of CSN Cimentos, held on January 31, 2021, which, among other matters, approved a capital increase in CSN Cimentos in the amount of R$2,956,094, with the issuance of 2,956,094,491 new common shares, which were fully subscribed and paid up on the same date by the Company, upon checking of the net assets, liabilities, goods, rights and obligations related to CSN's cement segment, as described in detail in the Appraisal Report, also approved at the aforementioned meeting

Find below the breakdown of the net assets contributed:

	12/31/2020	01/31/2021
Assets	Appraisal reports	Close balance
Trade receivables	37,171	54,684
Inventories	134,309	164,460
Other assets	29,186	30,228
Property, plant and equipment	3,151,349	3,129,161
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(253,186)	(278,538)
Other payables current	(42,074)	(34,301)
Lease liabilities	(42,257)	(24,430)
Other provisions	(66,490)	(64,125)
Net assets	2,956,094	2,985,225

b) Acquisition of Elizabeth Companies

On June 29, 2021, CSN Cimentos entered into an Investment Agreement for the Purchase and Sale of Quotas, Shares and Other Covenants to acquire control of Elizabeth Cimentos and Elizabeth Mineração, which had one of the most modern plants in the country, with relevant operations in the Northeast region, especially Paraíba and Pernambuco. The acquisition of the companies added a production capacity for CSN Cimentos of 1.3 million tons per year. CSN Cimentos now has a total capacity of 6.0 million tons per year. The deal was valued at R$1.08 billion and involves cash payments, capital contributions and assumption of debt. On August 31, 2021, the acquisition was concluded (note 4).

·      - ELIZABETH CIMENTOS S.A. ("Elizabeth Cimentos")

On August 31, 2021, the acquisition of control of Elizabeth Cimentos and Elizabeth Mineração, through its subsidiary CSN Cimentos, was concluded. As a result, CSN Cimentos now has a total capacity of 6 million tons per year.

Elizabeth Cimentos is incorporated as a limited liability company, which manufactures and sells Portland cement and clinker and began production activities in January 2015. Its products are marketed in all states of the North and Northeast regions.

·      - ELIZABETH MINERAÇÃO LTDA. ("Elizabeth Mineração")

Elizabeth Mineração is incorporated as a limited liability company, founded in 2005, and its object is the extraction, processing, and sale of stone ores. It may also participate in other companies as a partner, shareholder, or member.

c) Cancellation of the Registration Application at CVM - CSN Cimentos

On February 15, 2022, due to adverse conditions in the domestic and international markets, the Company filed for the CVM and B3 a petition to cancel the applications for registration as a class "A" securities issuer and the public offering for primary distribution of common shares issued by CSN Cimentos, a subsidiary of the Company, filed with the CVM on May 17, 2021.

·      SEPETIBA TECON SA (“Tecon”)

It aims to explore Container Terminal No. 1 at the Port of Itaguaí, located in Itaguaí, in the State of Rio de Janeiro. The terminal is connected to the UPV by the Southeastern railway network, which is granted to MRS Logística SA The services provided are handling operations and storage of containers, steel products and cargo in general, among other products and services for washing, maintenance and hygiene of containers.

Tecon won a bidding procedure and entered into the lease agreement on October 23, 1998, for operation of the port terminal for a period of 25 years, extendable for an equal period.

Upon termination of the lease, all rights and benefits transferred to Tecon will return to the Federal Government, together with the assets owned by Tecon and those resulting from investments made by it in leased assets, declared reversible by the Federal Government as they are necessary for the continuity of the provision of the service granted. The assets declared reversible will be indemnified by the Federal Government at the residual value of their cost, determined by Tecon’s accounting records after deducting depreciation.

·      ESTANHO DE RONDÔNIA SA (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, one in the city of Itapuã do Oeste / RO and the other in Ariquemes / RO. Mining is located in Itapuã do Oeste, where cassiterite (tin ore) is extracted, and in Ariquemes, the foundry where metallic tin is obtained, which is the raw material used at UPV for the manufacture of metal sheets.

·      COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in two segments: metal steel packaging and flat steel processing and distribution.

Packaging

In the steel metallic packaging segment, Prada produces the best and safest cans, buckets, and aerosols. It serves the chemical and food segments, providing packaging and lithography services to the main companies in the market.

Distribution

Prada also operates in the flat steel processing and distribution area, with a diversified product line. Supplies coils, rolls, plates, strips, blanks, metal sheets, profiles, tubes, and tiles, among other products, for the most different segments of the industry - from automotive to civil construction. It is also specialized in providing steel processing services, meeting the demand of companies from all over the country.

·      CSN ENERGIA S.A. (“Energia”)

Its main objective is to sell electric energy to supply the operational needs of its The Company. If there is a surplus of the acquired energy, it is sold to the market through the CCEE ("Electrical Energy Trading Chamber"). The company's head office is located in Rio de Janeiro.

·      FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA SA (“FTL”)

Company created for the purpose of incorporating the spun-off portion of Transnordestina Logística SA. It operates public cargo transportation services in the northeast of Brazil, in the stretches between the cities of São Luís and Altos, Altos and Fortaleza, Fortaleza and Sousa, Sousa and Recife / Jorge Lins, Recife / Jorge Lins and Salgueiro, Jorge Lins and Propriá, Paula Cavalcante and Cabedelo (Branch of Cabedelo) and Itabaiana and Macau (Branch of Macau) (“Malha I”).

On March 23, 2021, CSN subscribed FTL shares through the capitalization of credits arising from Advances for Future Capital Increase (AFAC) in the amount of R$10,860, passing its interest in FTL’s capital from 92.38% to 92.71%. As a result of the operations described above, which caused a change in shareholder participation, the Company recorded a loss in the amount of R$29, recorded in shareholders’ equity under “Other comprehensive income”. There was no change in the corporate structure in 2021.

·      CSN MINERAÇÃO SA (“CSN Mineração”)

Headquartered in Congonhas, in the State of Minas Gerais, CSN Mineração SA has as its main objective the production, purchase and sale of iron ore, and has the commercialization of products in the foreign market as its focal point. As of November 30, 2015, CSN Mineração SA started to centralize CSN’s mining operations, including the establishments of the Casa de Pedra mine, the TECAR port and an 18.63% stake in MRS. CSN Mineração publicly held corporation and its shares are listed on the São Paulo Stock Exchange, B3 - Brasil, Bolsa, Balcão.

CSN's stake in this subsidiary on December 31, 2021, was of 78.24% (87.52% on December 31, 2020).

Below as the main transactions occurred in the subsidiary is 2021:

a)	Initial Public Offering (IPO)

On February 17, 2021, the subsidiary CSN Mineração concluded its initial public offering at B3 – Brasil, Bolsa, Balcão. The final prospectus of the public offering consisted of: (i) primary distribution of 161,189,078 shares (“Primary Offering”); and (ii) secondary distribution of 422,961,066 shares, being initially 372,749,743 shares (“Secondary Offering”), increased by 50,211,323 supplementary shares held by CSN (“Supplementary Shares”).

The price per share was fixed at R$8.50 after the collection of intention of investments collected from institutional buyers in Brasil and abroad.

Upon conclusion of the offering, the Company’s interest in the subsidiary CSN Mineração changed from 87.52% to 78.24%.

i.	Primary Distribution of Shares

Upon the primary distribution, CSN Mineração issued 161,189,078 shares (“Primary Offering”) and capitalized the total amount of R$1,370,107 (R$1,347,862 net of transaction costs).

The issuance of 161,189,078 shares diluted the Company’s interest in the capital of CSN Mineração and, accordingly, the Company recognized in other comprehensive income a gain from the change of ownership percentage.

The impact of the transaction is presented below:

Gain on participation in the capital increase	1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	822,093

ii.	Secondary Distribution of Shares

Upon the secondary distribution of shares, the Companhia Siderúrgica Nacional sold 327,593,584 common shares and, additionally, in March 2021 sold supplementary 50,211,323 common shares, totaling 377,804,907 or 9.3% of shares previously held, in the total amount of R$3,211,342 (R$3,164,612 net of transaction costs). The gain for the sale was recognized as Other Operating Income.

The main impacts of the transaction are presented as follows:

Equity in the transaction	9,947,525
Number of share before initial public offering	5,430,057,060
Cost per share	R$ 1.83

Number of shares sold by CSN	377,804,907
Price per share	R$ 8.50

(+) Net cash generated in the transaction	3,211,342
(-) Transaction cost	(46,730)
(=) net cash reveivable (a)	3,164,612
(-) Cost of shares (b)	(692,115)
(=) Net gain from the transaction (a)+(b)	2,472,497

b)	Share repurchase programs of subsidiary CSN Mineração

On March 24, 2021, and on November 3, 2021, the Board of Directors of CSN Mineração approved the Share Repurchase Plans, to remain in treasury and subsequent disposal or cancellation, pursuant to CVM Instruction 567/2015, described below. On December 31, 2021, the position of treasury shares was as follows:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Sale of shares	Treasury balance in R$
1º	3/24/2021	58,415,015	from 3/25/2021 to 9/24/2021	R$6.1451	R$5.5825 and R$6.7176	52,940,500	325,324,667
2º	11/03/2021	53,000,000	from 11/04/2021 to 9/24/2022	R$6.2076	R$5.0392 and R$6.1208	52,466,800	325,692,908
						105,407,300	651,017,574

· MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Headquartered in Congonhas, in the State of Minas Gerais, Minérios Nacional has as main objective the production and sale of iron ore. The subsidiary concentrates the mining rights assets related to the Fernandinho, Cayman and Pedras Pretas mines, all in Minas Gerais transferred to Minérios Nacional SA in the business combination operation that took place in 2015.

·      CBSI - COMPANHIA BRASILEIRA DE INFRASTRUCTURE SERVICES (“CBSI”)

Previously located in the city of Araucária-PR, CBSI is currently headquartered in the city of Volta Redonda and its main purpose is to render services to CSN, CSN’s subsidiaries and third parties related to the recovery and maintenance of industrial machinery and equipment, civil maintenance, industrial cleaning, preparation product logistics, among others.

The investment is the result of a joint venture between CSN and CKTR Brasil Serviços Ltda. in 2011 which previously held a 50% stake. On November 29, 2019, the Company completed the acquisition of the remaining 50% of CBSI’s shares for R$24,000. the Company owns 100% of CBSI’s capital.

Additional information on indirect investments in abroad operations

· STAHLWERK THÜRINGEN GMBH (“SWT”)

The SWT was formed from the defunct Maxhütte steel industrial complex in Unterwellenborn, Germany. SWT produces used steel profiles for civil construction in accordance with international quality standards. Its main raw material is scrap steel, and its installed production capacity is 1.1 million tons of steel per year. SWT is an indirect subsidiary of CSN Steel S.L.U., a wholly owned subsidiary of CSN.

· COMPANHIA SIDERURGICA NACIONAL – LLC (“CSN LLC”)

Established in 2001 with the assets and liabilities of the former Heartland Steel Inc., CSN LLC has an industrial plant in Terre Haute, in the state of Indiana - USA, where the complex is composed of a cold rolling mill, a hot pickling line and a galvanizing line, with an installed production capacity of 800 thousand tons/year. CSN LLC is indirectly controlled by CSN Steel S.L.U., a wholly owned subsidiary of CSN.

On June 5, 2018, CSN LLC had its corporate name changed to "Heartland Steel Processing, LLC". On the same date, a new company was incorporated under the name "Companhia Siderúrgica Nacional, LLC", a wholly owned subsidiary of Heartland Steel Processing, LLC. On June 28, 2018, Companhia Siderúrgica Nacional, LLC. became a wholly owned subsidiary of CSN Steel, and subsequently Heartland Steel Processing, LLC. was sold to Steel Dynamics, Inc. ("SDI") for a base transaction price of $400 million.

The new "Companhia Siderúrgica Nacional, LLC" is an importer and marketer of steel products and maintains its activities in the United States.

· LUSOSIDER AÇOS PLANOS, S.A. (“Lusosider”)

Incorporated in 1996, as a continuation of Siderúrgica Nacional - a company privatized by the Portuguese government that year, Lusosider is the only Portuguese industry in the steel sector to produce cold-rolled flat steel, with an anti-corrosion coating. Lusosider has an installed capacity of approximately 550 thousand tons/year to produce four large groups of steel products: galvanized sheet, cold-rolled sheet, pickled sheet, and oil-coated sheet. The products manufactured by Lusosider may be used in the packaging industry, civil construction (tubes and metallic structures) and in components for home appliances.

11.d)	Joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2021				12/31/2020
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	47.26%	50.00%	48.75%	34.94%	47.26%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	1,836,612	1,259	2,077	42,500	1,206,484	1,390	1,351	48,919
Advances to suppliers	44,011	11,486	407	1,254	27,312	1,948		742
Other current assets	1,065,913	55,334	8,862	18,453	823,204	51,793	2,356	89,521
Total current assets	2,946,536	68,079	11,346	62,207	2,057,000	55,131	3,707	139,182
Noncurrent Assets
Other non-current assets	980,861	124,776		19,578	608,878	225,492		20,807
Investments, PP&E and intangible assets	9,614,144	10,145,422	28,964	358,265	8,537,009	9,574,588	11,365	390,672
Total non-current assets	10,595,005	10,270,198	28,964	377,843	9,145,887	9,800,080	11,365	411,479
Total Assets	13,541,541	10,338,277	40,310	440,050	11,202,887	9,855,211	15,072	550,661

Current Liabilities
Borrowings and financing	767,992	228,769	4,041		828,439	241,029
Lease liabilities	383,323				317,526
Other current liabilities	1,513,799	157,946	4,063	40,473	1,117,975	125,794	602	19,721
Total current liabilities	2,665,114	386,715	8,104	40,473	2,263,940	366,823	602	19,721
Noncurrent Liabilities
Borrowings and financing	3,551,278	6,665,700	15,351		2,162,657	6,368,070
Lease liabilities	1,718,366				1,674,594
Other non-current liabilities	759,538	928,254		16,098	788,862	665,653		15,900
Total non-current liabilities	6,029,182	7,593,954	15,351	16,098	4,626,113	7,033,723		15,900
Shareholders’ equity	4,847,245	2,357,608	16,855	383,479	4,312,834	2,454,665	14,470	515,040
Total liabilities and shareholders’ equity	13,541,541	10,338,277	40,310	440,050	11,202,887	9,855,211	15,072	550,661

	01/01/2021 a 12/31/2021				01/01/2020 a 12/31/2020					01/01/2019 a 12/31/2019
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	CBSI	MRS Logística	Transnordestina Logística	Itá Energética
	37.27%	47.26%	50.00%	48.75%	34.94%	47.26%	50.00%	48.75%	50.00%	34.94%	46.30%	48.75%
Statements of Income
Net revenue	4,427,385	138	15,238	221,023	3,604,965	35	2,308	173,426	267,436	3,200,809		163,048
Cost of sales and services	(2,919,527)		(13,001)	(81,649)	(2,521,991)		(2,386)	(74,048)	(233,830)	(2,382,828)		(83,129)
Gross profit	1,507,858	138	2,237	139,374	1,082,974	35	(78)	99,378	33,606	817,981		79,919
Operating (expenses) income	(116,499)	(76,543)	(3,453)	(69,097)	(105,267)	(42,108)	(576)	(67,885)	(12,328)	207,840	(18,077)	(62,660)
Financial income (expenses), net	(345,513)	(20,651)		1,274	(330,756)	(19,186)	(4)	(764)	(1,460)	(268,089)	(18,386)	1,183
Income before income tax and social contribution	1,045,846	(97,056)	(1,216)	71,551	646,951	(61,259)	(658)	30,729	19,818	757,732	(36,463)	18,442
Current and deferred income tax and social contribution	(346,551)			(24,390)	(216,649)			(10,391)	(6,428)	(254,378)		(6,147)
Profit / (loss) for the year	699,295	(97,056)	(1,216)	47,161	430,302	(61,259)	(658)	20,338	13,390	503,354	(36,463)	12,295

·      ITÁ ENERGÉTICA SA - (“ITASA”)

ITASA is a corporation established in July 1996 that was engaged to operate under a concession, the Itá Hydropower Plant (“UHE Itá”), with 1,450 MW of installed power, located on the Uruguay River, on the Santa Catarina and Rio Grande do Sul state border. The UHE Itá concession is shared with ENGIE Brasil Energia S.A., with CSN holding 48.75%.

·      MRS LOGISTICA S.A.

Located in the city of Rio de Janeiro-RJ, the company aims to exploit, for an onerous concession, the public service of railway cargo transportation in the areas of the Southeast Network, located on the Rio de Janeiro, São Paulo, and Minas Gerais axis, previously held by the extinct Rede Ferroviária Federal SA - RFFSA. The concession has a term of 30 years from December 1, 1996, extendable for an equal period by exclusive decision of the grantor.

MRS can also explore modal transport services related to rail transport and participate in projects aimed at expanding the rail services granted.

For the provision of services, MRS leased from RFFSA, for the same period of the concession, the assets necessary for the operation and maintenance of rail freight transport activities. At the end of the concession, all leased assets will be transferred to the possession of the railway transport operator designated in that same act.

The Company directly holds an 18.64% interest in the total capital of MRS and indirectly, through its subsidiary CSN Mineração SA, a 14.58% interest in the capital of MRS, totaling a 33.22% interest.

·      CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

The Igarapava Hydroelectric Plant is located in Rio Grande, in the city of Conquista - MG, and has an installed capacity of 210 MW, formed by 5 Bulb-type generating units.

CSN holds 17.92% of the investment in the consortium, whose object is the distribution of electricity, which is distributed according to the percentage of participation of each company.

The balance of property, plant and equipment, net of depreciation on December 31, 2021, is R$20,133 (R$21,287 on December 31, 2020) and the expense amount in 2021 was R$7,572 (R$6,611 in 2020).

11.e)	TRANSNORDESTINA LOGÍSTICA SA (“TLSA”)

It is in the pre-operational phase and should remain so until the completion of Mesh II. The approved schedule, which provided for the completion of the work for January 2017, is currently under discussion with the responsible bodies. Its Management understands that new deadlines for the completion of the project will not substantially negatively imply the expected return on investment.

Management relies on resources from its shareholders and third parties to complete the work, which it expects to be available, based on previously concluded agreements and recent discussions between the parties involved. After evaluating this matter, Management concluded that the use of the project’s business continuity accounting basis in the preparation of the financial statements was considered appropriate.

Measurement of recoverable value

Cash Flow Projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession.
Discount rate	Range from 5.18% to 7.50% in real terms

Additionally, the Company as an investor, carried out its impairment test of its interest in TLSA through the ability to distribute dividends by TLSA, a methodology known as the Dividend Discount Model, or DDM, to remunerate the capital invested by its shareholders. For the performance of this test, some factors were taken into account, such as:

·	The dividend flow was extracted from TLSA’s nominal cash flow;
·	The dividend flow was calculated considering the percentages of annual participation, considering the dilutions of CSN’s participation resulting from the amortization of debts;
·	This dividend flow was then discounted to present value using the cost of equity (Ke) embedded in TLSA’s WACC rate; and
·	This extracted Ke was the one calculated in “rolling WACC” From TLSA.

Due to the sharing of investors’ risks and the fact that the asset being tested represents the cash-generating unit itself, which in turn equals the legal entity, the risk determined by CSN’s Management is the same as that applied by TLSA when evaluation of the investment of its own assets, with no additional risk factor to the model.

As a result of the test carried out, it was not necessary to record losses due to impairment of this investment for the year ended December 31, 2021.

·      EQUIMAC SA

In August 2019, CSN Equipamentos SA was incorporated, which had its corporate name changed to Equimac SA (“Equimac”) on June 26, 2020. Equimac is a joint venture, a partnership between Unidas Guindastes Eireli and CSN, each with a 50% stake in its share capital. Equimac is located in the city of São Paulo and its main objective is to rent commercial and industrial machinery and equipment.

11.f)Other	investments

·      PANATLÂNTICA SA (“Panatlântica”)

Publicly held corporation headquartered in Gravataí-RS, whose purpose is the industrialization, trade, import, export and processing of steel and metals, ferrous or non-ferrous, coated or not. This investment is classified at fair value through profit or loss.

The Company currently holds 11.31% on December 31, 2021 and 2020, of Panatlântica’s total share capital.

·      ARVEDI METALFER DO BRASIL SA (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2021 and 2020, CSN had a 20.00% interest in Arvedi’s share capital.

11.g)	Intention to acquire companies

In both operations below the outcome is expected to occur after approval by the Administrative Council for Economic Defense (CADE).

·	Metalgráfica

On November 24, 2021, Companhia Siderúrgica Nacional ("CSN" or "Company") entered into a Purchase and Sale Agreement for the acquisition of Metalgráfica Iguaçu S.A. ("Metalgráfica"), whereby the parties agreed to combine the operations of both companies by means of the incorporation of all shares issued by Metalgráfica by CSN ("Operation").

The Operation to be submitted to the approval of CSN's and Metalgráfica's shareholders after CADE's approval will result in (a) the merger, by CSN, of all the shares issued by Metalgráfica, making it its wholly-owned subsidiary; and (b) in consideration for the merger of shares, the receipt by Metalgráfica's shareholders of CSN shares (to be issued in a capital increase, with a maximum dilution expectation of 0.01% of CSN's capital stock) in replacement of Metalgráfica's shares according to the exchange ratio to be approved at an extraordinary general meeting of the companies.

Founded in 1951, Metalgráfica has plants in Ponta Grossa (PR) and Goiânia (GO) and produces steel cans for the domestic and international metal food packaging markets. The operation is a strategic step to expand the production capacity of CSN's packaging division. The technology used by Metalgráfica is more modern than the one used by CSN, improving the competitiveness of the business, and strengthening the national chain, especially in relation to substitute packages.

·	LafargeHolcim

On September 9, 2021, CSN Cimentos S.A., a non-publicly held subsidiary of CSN, and which concentrates the group's cement manufacturing and sales operations ("CSN Cimentos") entered into a stock purchase agreement through which it intends to acquire 100% (one hundred percent) of the shares issued by LafargeHolcim (Brasil) S.A. ("Business"), with the Company as guarantor of its obligations ("Operation"). The Business was valued at a base value of US$1.025 billion, subject to price adjustment and the amount held in escrow, in addition to the other terms and conditions provided for in the respective contract, including approval by CADE. On that same date, the Company deposited in an Escrow Account the amount of US$50 million as part of the negotiations for the acquisition of LafargeHolcim.

The acquisition of the above-mentioned company will add a production capacity to CSN Cimentos of 10.3 million tons of cement per year ("MTPA") through cement plants strategically located in the Southeast, Northeast and Midwest, in addition to substantial reserves of high-quality limestone and concrete and aggregates units. Significant operational, logistical, management and commercial synergies are expected, with room for evolution in the product mix and expansion of the customer base.

Accounting Policy

Equity method of accounting

The equity method of accounting for subsidiaries, jointly controlled and affiliated companies is applied. Other investments are held at fair value or cost.

Subsidiaries: They are entities in which the Company has significant influence over its financial and operating policies and / or potential exercisable or convertible voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated on the date on which control ceases.

Jointly Controlled: are all entities in which the Company has jointly contractually controlled control with one or more parties and can be classified as follows:

Joint operations: are accounted for in the financial statements to represent the Company’s contractual rights and obligations.

Jointly controlled entities: are accounted for using the equity method and are not consolidated.

Affiliates: are all entities in which the Company has significant influence, but not control. Usually, 20% to 50% voting interest investments in associates are initially recognized at cost and subsequently measured using the equity method.

Exclusive funds

The exclusive funds are private investment funds in which CSN’s resources are allocated according to the Company’s intention. They are managed by BNY Mellon Serviços Financeiros DTVM SA and Caixa Econômica Federal (CEF).

Transactions between subsidiaries, affiliates, joint ventures and joint operations

Unrealized balances and gains on transactions with subsidiaries, joint ventures and associates are eliminated proportionally to CSN’s interest in the entity in question in the consolidation process. Unrealized losses are eliminated in the same way as unrealized gains, but only so far as there is no evidence of impairment. The effects on the results of transactions with jointly controlled subsidiaries are also eliminated, where part of the equity in results of jointly controlled entities is reclassified to financial expenses, cost of products sold and income and social contribution taxes.

The subsidiaries and jointly controlled entities have the same reporting date and accounting policies as those adopted by the Company.

Foreign currency transactions and balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

Advances made in foreign currencies are recorded at the exchange rate of the date the entity makes the advance payments or receipts, recognizes (transaction date) as a non-monetary asset or non-monetary liability.

Impairment testing

Investments are reviewed for verification of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount.

11.h)	Investment properties:

The balance of investment properties as of December 31, 2021 and 2020, is shown below:

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2019	68,877	32,318	101,195
Cost	68,877	53,816	122,693
Accumulated depreciation		(21,498)	(21,498)
Balance at December 31, 2019	68,877	32,318	101,195
Acquisitions	28,733	32,864	61,597
Depreciation		(2,786)	(2,786)
Write-off		(132)	(132)
Balance at December 31, 2020	97,610	62,264	159,874
Cost	97,610	86,548	184,158
Accumulated depreciation		(24,284)	(24,284)
Balance at December 31, 2020	97,610	62,264	159,874
Depreciation (note 27)		(3,055)	(3,055)
Transfer of property, plant and equipment	4,065	1	4,066
Acquisition of Elizabeth		1,296	1,296
Transfers to other asset groups	(133)	133
Balance at December 31, 2021	101,542	60,639	162,181
Cost	101,542	87,977	189,519
Accumulated depreciation		(27,338)	(27,338)
Balance at December 31, 2021	101,542	60,639	162,181

The Company’s estimate of the fair value of investment properties was of R$2,055,976 on December 31, 2021 (R$1,863,563 at December 31, 2020) in the consolidated.

The average estimated useful lives for the years are as follows (in years):

		Consolidated
	12/31/2021	12/31/2020
Buildings	27	27

Accounting Policy

The Company’s investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is the acquisition or construction cost less accumulated depreciation and reduction to its recoverable value, when applicable. The accumulated depreciation of buildings is calculated using the straight-line method based on the estimated useful life of the properties subject to depreciation. Land is not depreciated since it has an indefinite useful life.